Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1 to FORM S-1
Document Period End Date	Sep. 30, 2015
Trading Symbol	VRAY
Entity Registrant Name	VIEWRAY, INC.
Entity Central Index Key	0001597313
Entity Filer Category	Smaller Reporting Company